Credit impairment charges/(releases) - Disclosure of credit impairment charges and other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	£ 1,997	£ 1,659	£ 1,619
Recoveries and reimbursements	(131)	(42)	(41)
Total credit impairment charges /(releases)	1,866	1,617	1,578
Gain on recovery of loans and advances previously written off	51	31	17
General Motors
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	101
Co-branded card portfolio | Assets and liabilities classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	176	160
Financial guarantee contracts | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoveries and reimbursements	(80)	(11)	(24)
Total loans and advances at amortised cost and Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	1,991	1,653	1,619
Recoveries and reimbursements	(131)	(42)	(41)
Total credit impairment charges /(releases)	1,860	1,611	1,578
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	(1)	(34)	(37)
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	(1)	(34)	(37)
Cash collateral
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	1	(3)	4
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	1	(3)	4
Reverse repurchase agreements
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	5	8	0
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	5	8	0
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	1,992	1,687	1,656
Recoveries and reimbursements	(131)	(42)	(41)
Total credit impairment charges /(releases)	1,861	1,645	1,615
Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	3	0	(2)
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	3	0	(2)
Financial instruments at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	(3)	1	(2)
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	£ (3)	£ 1	£ (2)